Restricted Cash	12 Months Ended
Dec. 31, 2025
Restricted Cash [Abstract]
Restricted cash
18.	Restricted cash

	As of December 31,
	2024	2025
	$’000	$’000
Short-term investments at amortized cost	—	15,730
Total	—	15,730

Restricted cash consists of short-term bank term deposits with original maturities between three months and one year. The term deposits have been pledged as collateral in connection with a bank borrowing arrangement and are therefore restricted from withdrawal or use for general operating purposes during the term of the loan. Upon settlement of the related borrowing, the restriction will be released.